Basis of Preparation and Material Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	12 Months Ended
Dec. 31, 2025
General installations [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	5 years
Office and computer equipment [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	5 years
Furniture and fixtures [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives	5 years